Document and Entity Information	Aug. 07, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 07, 2020
Entity Registrant Name	Summit Midstream Partners, LP
Entity Central Index Key	0001549922
Entity Emerging Growth Company	false
Entity File Number	001-35666
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-5200503
Entity Address, Address Line One	910 Louisiana Street
Entity Address, Address Line Two	Suite 4200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(832)
Local Phone Number	413-4770
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units
Trading Symbol	SMLP
Security Exchange Name	NYSE